BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
BORROWINGS
Short term bank borrowings	¥ 1,172,561	$ 167,674	¥ 589,000
Long-term bank borrowings, current portion	957,062		615,015
Other long-term borrowings, current portion	1,102,092		805,175
Borrowings, current portion, Total	3,231,715		2,009,190
Long-term bank borrowings, non-current portion	9,490,143		6,082,964
Other long-term borrowings, non-current portion	2,089,521		1,684,426
Total borrowings	¥ 14,811,379		¥ 9,776,580